Goodwill Impairment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended
	Oct. 01, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Goodwill Allocated to DP&L Reporting Unit				$ 2.4
Goodwill Impairment	306.3		135.8
Goodwill		317.0		317.0	452.8
Effective Income Tax Rate, Continuing Operations		30.70%	(65.80%)	(31.80%)	(11.20%)	(2.80%)
Parent Company [Member]
Goodwill Impairment						1,817.2
DP&L [Member]
Goodwill Impairment					(306.3)
Goodwill				317.0	317.0	623.3
DPLER [Member]
Goodwill Impairment			135.8	(135.8)			135.8
Goodwill			$ 135.8		$ 135.8	135.8